Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 7,017	$ 5,907	$ 5,604
Provision for loan losses	1,650	1,140	1,316
Charge-offs	(642)	(258)	(1,082)
Recoveries	249	228	69
Net (charge-offs) recoveries	(393)	(30)	(1,013)
Ending balance	8,274	7,017	5,907
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,408	2,178	1,813
Provision for loan losses	(722)	102	1,127
Charge-offs	(77)	(47)	(823)
Recoveries	130	175	61
Net (charge-offs) recoveries	53	128	(762)
Ending balance	1,739	2,408	2,178
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,153	1,791	1,735
Provision for loan losses	1,413	361	158
Charge-offs	(138)		(103)
Recoveries	41	1	1
Net (charge-offs) recoveries	(97)	1	(102)
Ending balance	3,469	2,153	1,791
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,152	1,245	1,273
Provision for loan losses	16	(100)	6
Charge-offs	(15)		(37)
Recoveries	3	7	3
Net (charge-offs) recoveries	(12)	7	(34)
Ending balance	1,156	1,152	1,245
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	203	258	237
Provision for loan losses	865	(55)	21
Charge-offs	(312)
Net (charge-offs) recoveries	(312)
Ending balance	756	203	258
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	481	306	175
Provision for loan losses	(104)	341	246
Charge-offs	(100)	(211)	(119)
Recoveries	75	45	4
Net (charge-offs) recoveries	(25)	(166)	(115)
Ending balance	352	481	306
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	620	129	371
Provision for loan losses	182	491	(242)
Ending balance	$ 802	$ 620	$ 129